VIE Structure and Arrangements (Details 1) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017 [1]	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Net revenue	$ 132,986,538	$ 43,327,868	$ 318,920,359	$ 76,495,611	[1]
Net loss	$ (8,320,024)	$ (3,803,619)	(12,041,393)	(1,670,624)	[1]	$ (9,835,601)	$ (26,407,974)
VIE
Variable Interest Entity [Line Items]
Net revenue			0	794,273		794,273	4,543,616
Net loss			$ (32,590)	$ 132,231		$ (4,356,188)	$ (6,557,639)

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")